Summary of Significant Accounting Policies - Summary of Estimated Useful Life of the Intangible Assets (Details)	12 Months Ended
Dec. 31, 2019
Software Technology (Defensive Intangible Asset)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Intangible Assets	2 years
Customer relationships
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Intangible Assets	15 years
Brands
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Intangible Assets	22 years
Minimum | Software Technology (Including Deferred Development Costs)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Intangible Assets	4 years
Minimum | Other Intangibles
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Intangible Assets	3 years
Maximum | Software Technology (Including Deferred Development Costs)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Intangible Assets	5 years
Maximum | Other Intangibles
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives of Intangible Assets	25 years